Statement of Comprehensive Loss (USD $)	6 Months Ended		12 Months Ended			42 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (273,317,000)	$ (70,046,000)	$ (194,490,000)	$ (85,157,000)	$ (36,511,000)	$ (326,027,000)
Other comprehensive income (loss)
Loss on settlements retained in other comprehensive income	0	(30,000)	(30,000)	(136,000)	0	(166,000)
Change in fair value of interest rate cash flow hedges	0	21,297,000	21,297,000	(27,104,000)	0	(5,807,000)
Losses reclassified into earnings as a result of discontinuance of cash flow hedge accounting	0	5,973,000	5,973,000	0	0	5,973,000
Total other comprehensive income (loss)	0	27,240,000	27,240,000	(27,240,000)	0	0
Comprehensive loss	$ (273,317,000)	$ (42,806,000)	$ (167,250,000)	$ (112,397,000)	$ (36,511,000)	$ (326,027,000)